Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share-Based Compensation

17.Share-Based Compensation

Employees

There were no grants in 2022, 2023 and 2024.

A summary of the option activities for employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Exercise withdraw	1,233,027	0.15	5.13	—	—
Exercised	(127,580)	0.20	6.17	—	—
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Exercised	(3,794,653)	—	5.22	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Vested and expected to vest as of December 31, 2024	—	—	—	—	—
Exercisable at December 31, 2024	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2022, 2023 and 2024 and the option’s respective exercise price. For the year ended December 31, 2024, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

17.Share-Based Compensation (continued)

Non-employees

In May 2022, the Company cancelled 723,738 options previously granted on December 18, 2018 to four non-employees. The Company has fully recognized share-based compensation expense of RMB27,620 (US$4,005) on the grant date.

In December 2023, the Company granted 1,644,576 options under the 2019 Plan to certain non-employee. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

As of December 31, 2023, all options granted were exercised with waived price.

A summary of the option activities for non-employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Canceled	(723,738)	0.0001	5.32	—	—
Exercised	(367,462)	0.0001	4.86	—	—
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Granted	1,644,576	0.0001	0.14	—	—
Exercised	(2,945,270)	0.00002	2.24	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Vested and expected to vest as of December 31, 2024	—	—	—	—	—
Exercisable as of December 31, 2024	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021, 2022 and 2023 and the option’s respective exercise price. For the year ended December 31, 2024, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

17.Share-Based Compensation (continued)

Fair value of options

The Company estimated the fair value of options using the binomial-lattice option model, with the assistance from an independent third-party appraiser. The binomial-lattice option model requires the input of highly subjective assumptions, including the expected share price volatility and the expected exercise multiple. For expected volatilities, the Company referenced historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of the options granted are as follow:

For the year ended
December 31, 2023
Risk-free interest rate	4.0%
Expected volatility	94.5%
Suboptimal exercise factor	2.5
Fair value per ordinary share	US$0.145
Expected dividend yield	—
Post-vesting forfeiture rate	—

The Black-Scholes option pricing model considered the contract lives of the options of 10 years.

The Company recognized RMB19,762, (RMB495) and nil of share-based compensation expense in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024, respectively.